Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Cash flows from operating activities
Profit before tax		$ 12,407	$ 9,178	$ 10,712
Adjustments for non-cash items:
Depreciation and amortisation	[1]	1,522	987	946
Net (gain)/loss from investing activities		(352)	(211)	85
Share of profit in associates and joint ventures		(1,324)	(1,155)	(1,381)
Gain on disposal of subsidiaries, businesses, associates and joint ventures		(828)	0	0
Change in expected credit losses gross of recoveries and other credit impairment charges		1,347	1,600	680
Provisions including pensions		1,012	700	1,244
Share-based payment expense		288	176	274
Other non-cash items included in profit before tax		(1,401)	(404)	(899)
Change in operating assets		(98,152)	14,657	(68,860)
Change in operating liabilities		136,627	(20,708)	71,964
Elimination of exchange differences	[2]	(9,281)	11,168	(5,967)
Dividends received from associates		170	784	126
Contributions paid to defined benefit plans		(153)	(229)	(103)
Tax paid		(1,347)	(2,301)	(1,116)
Net cash from operating activities		40,535	14,242	7,705
Cash flows from investing activities
Purchase of financial investments		(234,762)	(192,824)	(207,747)
Proceeds from the sale and maturity of financial investments		204,600	175,176	210,880
Net cash flows from the purchase and sale of property, plant and equipment		(532)	(676)	(520)
Net cash flows from purchase/(disposal) of customer and loan portfolios		435	338	(542)
Net investment in intangible assets		(951)	(1,097)	(751)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures		(75)	23	(19)
Net cash from investing activities		(31,285)	(19,060)	1,301
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		0	1,851	4,150
Cancellation of shares		0	(1,012)	(986)
Net sales of own shares for market-making and investment purposes		27	90	43
Redemption of preference shares and other equity instruments		0	0	(6,078)
Subordinated loan capital repaid		(4,138)	(57)	(4,020)
Dividends paid to shareholders of the parent company and non-controlling interests		(4,271)	(5,797)	(4,965)
Net cash from financing activities		(8,382)	(4,925)	(11,856)
Net increase/(decrease) in cash and cash equivalents		868	(9,743)	(2,850)
Cash and cash equivalents at the beginning of the period9	[3]	311,153	324,901	333,912
Exchange differences in respect of cash and cash equivalents		(46)	(4,005)	(6,161)
Cash and cash equivalents at the end of the period9	[3]	$ 311,975	$ 311,153	$ 324,901

[1]	1The impact of the right-of-use assets recognised under IFRS 16 at the beginning of 2019 is not recognised in 2018.
[2]	2The adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[3]	9At 30 June 2019, HSBC changed its accounting practice to include settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include other cash equivalents not included in 2018 cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $10.8bn (30 Jun 2018: $15.2bn and 31 Dec 2018: $10.1bn).